Note 14 - Share Based Payments - Schedule of Options Outstanding and Exercisable (Details)	12 Months Ended
	Dec. 31, 2024 $ / shares	Dec. 31, 2023 $ / shares	Dec. 31, 2022 $ / shares	Dec. 31, 2021 $ / shares
Statement Line Items [Line Items]
Options outstanding	1,170,363	193,142	247,990	208,588
Options outstanding, weighted average remaining life (Year)	2 years 10 months 17 days	1 year 11 months 19 days
Options outstanding, weighted average exercise price (in CAD per share)	$ 4.61	$ 14	$ 19.8	$ 23.76
Options exercisable	146,588	80,939
Options exercisable, weighted average exercise price (in CAD per share)	$ 10.56	$ 13.38
Range one [member]
Statement Line Items [Line Items]
Option exercise price (in CAD per share)	$ 2	$ 9.6	$ 10.08
Options outstanding	25,000	64,562	43,565
Options outstanding, weighted average remaining life (Year)	3 years 14 days	3 years 2 months 8 days	1 year 8 months 4 days
Options outstanding, weighted average exercise price (in CAD per share)	$ 2	$ 9.6	$ 10.08
Options exercisable	0	0	35,926
Options exercisable, weighted average exercise price (in CAD per share)	$ 2	$ 9.6	$ 10.08
Range two [member]
Statement Line Items [Line Items]
Option exercise price (in CAD per share)	$ 3.24	$ 10.08	$ 10.44
Options outstanding	753,923	27,083	6,944
Options outstanding, weighted average remaining life (Year)	3 years 1 month 13 days	8 months 4 days	2 years 7 months 28 days
Options outstanding, weighted average exercise price (in CAD per share)	$ 3.24	$ 10.08	$ 10.44
Options exercisable	0	27,083	6,944
Options exercisable, weighted average exercise price (in CAD per share)	$ 3.24	$ 10.08	$ 10.44
Range three [member]
Statement Line Items [Line Items]
Option exercise price (in CAD per share)	$ 3.28	$ 10.44	$ 11.52
Options outstanding	250,000	6,944	4,167
Options outstanding, weighted average remaining life (Year)	2 years 7 months 28 days	1 year 7 months 28 days	1 year 9 months
Options outstanding, weighted average exercise price (in CAD per share)	$ 3.28	$ 10.44	$ 11.52
Options exercisable	62,500	6,944	4,167
Options exercisable, weighted average exercise price (in CAD per share)	$ 3.28	$ 10.44	$ 11.52
Range four [member]
Statement Line Items [Line Items]
Option exercise price (in CAD per share)	$ 9.6	$ 11.52	$ 12.84
Options outstanding	56,425	4,167	32,500
Options outstanding, weighted average remaining life (Year)	2 years 2 months 8 days	9 months	4 years 10 months 13 days
Options outstanding, weighted average exercise price (in CAD per share)	$ 9.6	$ 11.52	$ 12.84
Options exercisable	18,808	4,167	0
Options exercisable, weighted average exercise price (in CAD per share)	$ 9.6	$ 11.52	$ 12.84
Range five [member]
Statement Line Items [Line Items]
Option exercise price (in CAD per share)	$ 10.08	$ 12.84	$ 12.96
Options outstanding	10,185	18,750	13,889
Options outstanding, weighted average remaining life (Year)	6 months 7 days	3 years 10 months 13 days	1 year 1 month 20 days
Options outstanding, weighted average exercise price (in CAD per share)	$ 10.08	$ 12.84	$ 12.96
Options exercisable	10,185	6,250	13,889
Options exercisable, weighted average exercise price (in CAD per share)	$ 10.08	$ 12.84	$ 12.96
Range six [member]
Statement Line Items [Line Items]
Option exercise price (in CAD per share)	$ 10.44	$ 12.98	$ 17.52
Options outstanding	6,944	13,889	7,500
Options outstanding, weighted average remaining life (Year)	7 months 28 days	1 month 20 days	4 years 5 months 23 days
Options outstanding, weighted average exercise price (in CAD per share)	$ 10.44	$ 12.98	$ 17.52
Options exercisable	6,944	13,889	0
Options exercisable, weighted average exercise price (in CAD per share)	$ 10.44	$ 12.98	$ 17.52
Range seven [member]
Statement Line Items [Line Items]
Option exercise price (in CAD per share)	$ 12.84	$ 18.52	$ 18.52
Options outstanding	15,000	4,861	4,861
Options outstanding, weighted average remaining life (Year)	2 years 10 months 13 days	3 years 4 months 24 days	4 years 4 months 24 days
Options outstanding, weighted average exercise price (in CAD per share)	$ 12.84	$ 18.52	$ 18.52
Options exercisable	10,000	1,620	0
Options exercisable, weighted average exercise price (in CAD per share)	$ 12.84	$ 18.52	$ 18.52
Range eight [member]
Statement Line Items [Line Items]
Option exercise price (in CAD per share)	$ 21.6	$ 21.6	$ 19.6
Options outstanding	44,205	44,205	10,000
Options outstanding, weighted average remaining life (Year)	2 years 18 days	3 years 18 days	4 years 4 months 24 days
Options outstanding, weighted average exercise price (in CAD per share)	$ 21.6	$ 21.6	$ 19.6
Options exercisable	29,470	14,735	0
Options exercisable, weighted average exercise price (in CAD per share)	$ 21.6	$ 21.6	$ 19.6
Range nine [member]
Statement Line Items [Line Items]
Option exercise price (in CAD per share)	$ 24.84	$ 24.84	$ 21.6
Options outstanding	7,292	7,292	47,504
Options outstanding, weighted average remaining life (Year)	1 year 3 months 14 days	2 years 3 months 14 days	4 years 18 days
Options outstanding, weighted average exercise price (in CAD per share)	$ 24.84	$ 24.84	$ 21.6
Options exercisable	7,292	4,862	0
Options exercisable, weighted average exercise price (in CAD per share)	$ 24.84	$ 24.84	$ 21.6
Range ten [member]
Statement Line Items [Line Items]
Option exercise price (in CAD per share)	$ 29.16	$ 29.16	$ 23.04
Options outstanding	1,389	1,389	4,861
Options outstanding, weighted average remaining life (Year)	1 month 17 days	1 year 1 month 17 days	4 years 3 months
Options outstanding, weighted average exercise price (in CAD per share)	$ 29.16	$ 29.16	$ 23.04
Options exercisable	1,389	1,389	0
Options exercisable, weighted average exercise price (in CAD per share)	$ 29.16	$ 29.16	$ 23.04
Range eleven [member]
Statement Line Items [Line Items]
Option exercise price (in CAD per share)			$ 24.84
Options outstanding			7,986
Options outstanding, weighted average remaining life (Year)			3 years 3 months 14 days
Options outstanding, weighted average exercise price (in CAD per share)			$ 24.84
Options exercisable			2,662
Options exercisable, weighted average exercise price (in CAD per share)			$ 24.84
Range twelve [member]
Statement Line Items [Line Items]
Option exercise price (in CAD per share)			$ 25.92
Options outstanding			29,167
Options outstanding, weighted average remaining life (Year)			2 years 8 months 26 days
Options outstanding, weighted average exercise price (in CAD per share)			$ 25.92
Options exercisable			29,167
Options exercisable, weighted average exercise price (in CAD per share)			$ 25.92
Range thirteen [member]
Statement Line Items [Line Items]
Option exercise price (in CAD per share)			$ 29.16
Options outstanding			1,389
Options outstanding, weighted average remaining life (Year)			2 years 1 month 17 days
Options outstanding, weighted average exercise price (in CAD per share)			$ 29.16
Options exercisable			694
Options exercisable, weighted average exercise price (in CAD per share)			$ 29.16
Range fourteen [member]
Statement Line Items [Line Items]
Option exercise price (in CAD per share)			$ 35.28
Options outstanding			27,407
Options outstanding, weighted average remaining life (Year)			5 months 23 days
Options outstanding, weighted average exercise price (in CAD per share)			$ 35.28
Options exercisable			27,407
Options exercisable, weighted average exercise price (in CAD per share)			$ 35.28
Range fifteen [member]
Statement Line Items [Line Items]
Option exercise price (in CAD per share)			$ 37.3
Options outstanding			6,250
Options outstanding, weighted average remaining life (Year)			29 days
Options outstanding, weighted average exercise price (in CAD per share)			$ 37.3
Options exercisable			6,250
Options exercisable, weighted average exercise price (in CAD per share)			$ 37.3
Total [member]
Statement Line Items [Line Items]
Options outstanding			247,990
Options outstanding, weighted average remaining life (Year)			2 years 10 months 9 days
Options outstanding, weighted average exercise price (in CAD per share)			$ 14
Options exercisable			127,106
Options exercisable, weighted average exercise price (in CAD per share)			$ 21.28